As filed with the Securities and Exchange Commission on August 17, 2012

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]

Pre-Effective Amendment No.	[	]

Post-Effective Amendment No. 42	[X	]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]

Amendment No. 44	[X	]

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ___________pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on __________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on ___________ pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

DAVID A. HEARTH, ESQ.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 17th day of August, 2012.

Metropolitan West Funds

By:	/s/ David B. Lippman
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 17th day of August, 2012.

Signature	Capacity	Date

/s/ David B. Lippman David B. Lippman	President and Principal Executive Officer	August 17, 2012

Charles Baldiswieler Charles Baldiswieler	Trustee	August 17, 2012

/s/ Laird Landmann* Laird Landmann	Trustee	August 17, 2012

/s/ David S. DeVito David S. DeVito	Chief Financial Officer	August 17, 2012

/s/ Martin Luther King III* Martin Luther King III	Trustee	August 17, 2012

/s/ Daniel D. Villanueva* Daniel D. Villanueva	Trustee	August 17, 2012

/s/ Andrew Tarica* Andrew Tarica	Trustee	August 17, 2012

/s/ Ronald J. Consiglio* Ronald J. Consiglio	Trustee	August 17, 2012

Peter McMillan Peter McMillan	Trustee	August 17, 2012

Robert G. Rooney Robert G. Rooney	Trustee	August 17, 2012

Patrick Haden Patrick Haden	Trustee	August 17, 2012

*by /s/ David A. Hearth David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney		August 17, 2012

SCHEDULE OF EXHIBITS TO FORM N-1A

Metropolitan West Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase